Derivatives - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other liabilities | Derivatives not designated as hedges:
Derivatives, Fair Value [Line Items]
Notional Amount	$ 66,709	$ 34,439	$ 34,674	$ 37,508
Fair Value	1,740	1,045	1,311	1,630
Other liabilities | Cash Flow Hedging | Derivatives designated as hedges:
Derivatives, Fair Value [Line Items]
Notional Amount	50,000	50,000	50,000
Fair Value	1,836	1,866	2,254
Other liabilities | Fair Value Hedging | Derivatives designated as hedges:
Derivatives, Fair Value [Line Items]
Notional Amount		300,000	0
Fair Value		2,283	0
Other assets | Derivatives not designated as hedges:
Derivatives, Fair Value [Line Items]
Notional Amount	66,709	34,439	34,674	37,508
Fair Value	$ 1,740	$ 1,045	$ 1,311	$ 1,630